UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                  Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Investment Management Company

Address:  Federated Investors Tower
                1001 Liberty Avenue
                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-2576

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa J. Ling
Title:  Assistant Vice President and Compliance Officer
Phone:  (412)288-6399

Signature, Place, and Date of Signing:
/s/Lisa J. Ling   Pittsburgh, PA          November 13, 2001





Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number  28-5680

Name  Federated Investors, Inc.